SHARE-BASED PAYMENTS - Deferred share unit plan (Details) - DSUs Option in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option	Dec. 31, 2017 USD ($) Option	Dec. 31, 2016 USD ($)
Summary of information about DSUs granted and outstanding
Minimum percentage of compensation for computing number of share units to outside director (as a percent)			50
DSUs granted | Option	297	308
Weighted average grant-date fair value (CDN$/ unit) | $	$ 5.15	$ 4.97
Number of share units outstanding | Option			1,618,348
Liability recognized in respect of DSUs | $			$ 7.0	$ 4.1